Supplemental Guarantor Information	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Supplemental Guarantor Information

25. Supplemental Guarantor Information

Condensed Consolidating Financial Information

The following consolidating information presents condensed consolidating statements of financial position as of December 31, 2017 and 2018 and condensed consolidating statements of comprehensive income and cash flows for each of the three years in the period ended December 31, 2018 of the Company and Telcel (the “wholly-owned Guarantor Subsidiary”). The unconsolidated financial statements of América Móvil and Telcel reflect their investments in subsidiaries on the basis of the equity method. These unconsolidated entities are the Guarantors of most of América Móvil’s consolidated obligations. The guarantees of the Guarantor are full and unconditional.

The Company’s consolidating condensed financial information for the (i) Company; (ii) its wholly-owned guarantor subsidiary Telcel (on standalone basis), which is a wholly and unconditional guarantor under the Senior Notes; (iii) the combined non-guarantor subsidiaries; iv) eliminations and v) the Company’s consolidated financial statements are as follows:

Condensed consolidating statements of financial position

	As of December 31, 2017
	Parent		Wholly-owned Guarantor Subsidiary		Combined non-guarantor Subsidiaries		Eliminations		Consolidated Total
Assets:
Cash and cash equivalents	Ps.	7,018,559	Ps.	3,553,352	Ps.	13,698,562	Ps.	—	Ps.	24,270,473
Equity investments at fair value through OCI and other short-term investments		10,303,535		—		48,817,141		—		59,120,676
Accounts receivable and derivative financial instruments		9,874,652		24,064,936		167,873,940		—		201,813,528
Related parties		208,240,067		957,704		503,895,549		(712,225,090)		868,230
Inventories, net		264,649		16,700,837		21,844,079		—		38,809,565
Other current assets		17,805,747		922,245		(1,375,246)		—		17,352,746
Property, plant and equipment, Net		1,996,721		24,287,904		650,058,573		—		676,343,198
Investments in associated companies		747,771,790		35,569,788		3,457,152		(783,063,558)		3,735,172
Intangible assets and other non- current assets, net		4,104,268		73,557,904		386,236,092		—		463,898,264

Total assets	Ps.	1,007,379,988	Ps.	179,614,670	Ps.	1,794,505,842	Ps.	(1,495,288,648)	Ps.	1,486,211,852

Liabilities:
Short-term debt and current portion of long-term debt	Ps.	34,345,398	Ps.	—	Ps.	17,400,443	Ps.	—	Ps.	51,745,841
Current liabilities		161,940,198		41,304,845		797,880,314		(639,534,701)		361,590,656
Long-term debt		547,728,176		—		98,410,882		—		646,139,058
Other non-current liabilities		69,201,904		132,728,838		40,909,234		(76,737,196)		166,102,780

Total liabilities	Ps.	813,215,676	Ps.	174,033,683	Ps.	954,600,873	Ps.	(716,271,897)	Ps.	1,225,578,335

Equity attributable to equity holders of the parent		194,164,312		5,580,987		741,988,231		(747,569,218)		194,164,312
Non-controlling interests		—		—		97,916,738		(31,447,533)		66,469,205
Total equity		194,164,312		5,580,987		839,904,969		(779,016,751)		260,633,517

Total liabilities and equity	Ps.	1,007,379,988	Ps.	179,614,670	Ps.	1,794,505,842	Ps.	(1,495,288,648)	Ps.	1,486,211,852

Condensed consolidating statements of financial position

	As of December 31, 2018
	Parent		Wholly-owned Guarantor Subsidiary		Combined non-guarantor Subsidiaries		Eliminations		Consolidated Total
Assets:
Cash and cash equivalents	Ps.	8,335,101	Ps.	1,745,895	Ps.	11,578,966	Ps.	—	Ps.	21,659,962
Equity investments at fair value through OCI and other short-term investments		9,511,368		—		39,504,566		—		49,015,934
Accounts receivable and derivative financial instruments		31,462,176		35,671,582		154,380,710		—		221,514,468
Related parties		199,566,671		1,144,534		560,142,367		(759,589,967)		1,263,605
Inventories, net		215,055		18,495,502		21,594,805		—		40,305,362
Other current assets		—		1,218,764		14,077,429		—		15,296,193
Property, plant and equipment, Net		1,340,358		23,192,546		615,467,816		—		640,000,720
Investments in associated companies		734,944,344		88,070,845		16,926,615		(836,809,097)		3,132,707
Intangible assets and other non- current assets, net		4,113,902		26,176,381		406,744,158		—		437,034,441

Total assets	Ps.	989,488,975	Ps.	195,716,049	Ps.	1,840,417,432	Ps.	(1,596,399,064)	Ps.	1,429,223,392

Liabilities:
Short-term debt and current portion of long-term debt	Ps.	52,827,411	Ps.	—	Ps.	43,403,223	Ps.	—	Ps.	96,230,634
Current liabilities		153,489,868		72,282,238		597,174,025		(452,085,876)		370,860,255
Long-term debt		456,918,590		—		85,773,229		—		542,691,819
Other non-current liabilities		130,257,461		109,368,210		242,232,897		(308,290,306)		173,568,262

Total liabilities	Ps.	793,493,330	Ps.	181,650,448	Ps.	968,583,374	Ps.	(760,376,182)	Ps.	1,183,350,970

Equity attributable to equity holders of the parent		195,995,645		14,065,601		760,485,332		(774,550,933)		195,995,645
Non-controlling interests		—		—		111,348,726		(61,471,949)		49,876,777
Total equity		195,995,645		14,065,601		871,834,058		(836,022,882)		245,872,422

Total liabilities and equity	Ps.	989,488,975	Ps.	195,716,049	Ps.	1,840,417,432	Ps.	(1,596,399,064)	Ps.	1,429,223,392

Condensed consolidating statements of comprehensive income

For the year ended December 31, 2016

	Parent		Wholly-owned Guarantor Subsidiary		Combined non-guarantor Subsidiaries		Eliminations		Consolidated Total
Total revenues	Ps.	137,236,301	Ps.	173,714,225	Ps.	857,137,822	Ps.	(192,675,860)	Ps.	975,412,488
Total cost and operating expenses		117,835,634		160,949,691		778,483,079		(191,466,226)		865,802,178

Operating income		19,400,667		12,764,534		78,654,743		(1,209,634)		109,610,310
Interest (expense) income, net		(12,331,095)		97,314		(17,207,855)		(227,781)		(29,669,417)
Foreign currency exchange (loss) gain, net		(46,625,392)		(5,853,669)		12,051,654		—		(40,427,407)
Other financing cost, net		(10,475,673)		(11,203,533)		5,453,365		—		(16,225,841)
Income tax		(7,712,179)		1,139,631		17,971,404		—		11,398,856
Equity interest in net income of associated companies		50,968,741		(1,342,073)		(6,677,059)		(42,759,659)		189,950

Net profit (loss) for year	Ps.	8,649,427	Ps.	(6,677,058)	Ps.	54,303,444	Ps.	(44,197,074)	Ps.	12,078,739

Distribution of the net profit (loss) to:
Equity owners of holding company		8,649,427		(6,677,058)		50,049,280		(43,372,222)		8,649,427
Non-controlling interest		—		—		4,254,164		(824,852)		3,429,312

Net profit (loss)	Ps.	8,649,427	Ps.	(6,677,058)	Ps.	54,303,444	Ps.	(44,197,074)	Ps.	12,078,739

Other comprehensive income items:
Net other comprehensive income (loss) to be reclassified to profit or loss in subsequent years:
Effect of translation of foreign entities		104,178,880		755,978		108,291,984		(105,728,134)		107,498,708
Effect of fair value of derivatives, net of deferred taxes		48,496		—		30,206		(29,573)		49,129
Items not to be reclassified to profit or loss in subsequent years:
Remeasurement of defined benefit plan, net of income tax effect		14,771,770		(12,300)		7,477,926		(7,463,997)		14,773,399
Equity investments at fair value		(6,673,731)		—		(6,673,731)		6,673,731		(6,673,731)

Total other comprehensive income items for the period	Ps.	112,325,415	Ps.	743,678	Ps.	109,126,385	Ps.	(106,547,973)	Ps.	115,647,505

Total comprehensive income for the period	Ps.	120,974,842	Ps.	(5,933,380)	Ps.	163,429,829	Ps.	(150,745,047)	Ps.	127,726,244

Comprehensive income for the period attributable to:
Equity holders of the parent	Ps.	120,974,842	Ps.	(5,933,380)	Ps.	150,900,984	Ps.	(144,967,604)	Ps.	120,974,842
Non-controlling interests		—		—		12,528,845		(5,777,443)		6,751,402

	Ps.	120,974,842	Ps.	(5,933,380)	Ps.	163,429,829	Ps.	(150,745,047)	Ps.	127,726,244

Condensed consolidating statements of comprehensive income

For the year ended December 31, 2017

	Parent		Wholly-owned Guarantor Subsidiary		Combined non-guarantor Subsidiaries		Eliminations		Consolidated Total
Total revenues	Ps.	160,057,511	Ps.	170,991,493	Ps.	887,951,615	Ps.	(197,367,084)	Ps.	1,021,633,535
Total cost and operating expenses		123,548,341		163,152,868		832,429,198		(197,640,175)		921,490,232

Operating income		36,509,170		7,838,625		55,522,417		273,091		100,143,303
Interest (expense) income, net		(16,779,235)		(12,365,116)		1,810,523		(41,305)		(27,375,133)
Foreign currency exchange (loss) gain, net		(15,223,111)		1,320,667		83,493		—		(13,818,951)
Other financing cost, net		6,775,455		—		(8,719,215)		—		(1,943,760)
Income tax		14,201,399		1,386,519		9,353,593		—		24,941,511
Equity interest in net income of associated companies		32,245,041		(8,977,146)		(13,466,845)		(9,709,665)		91,385

Net profit (loss) for year	Ps.	29,325,921	Ps.	(13,569,489)	Ps.	25,876,780	Ps.	(9,477,879)	Ps.	32,155,333

Distribution of the net profit (loss) to:
Equity owners of holding company		29,325,921		(13,569,489)		21,417,549		(7,848,060)		29,325,921
Non-controlling interest		—		—		4,459,231		(1,629,819)		2,829,412

Net profit (loss)	Ps.	29,325,921	Ps.	(13,569,489)	Ps.	25,876,780	Ps.	(9,477,879)	Ps.	32,155,333

Other comprehensive income items:
Net other comprehensive income (loss) to be reclassified to profit or loss in subsequent years:
Effect of translation of foreign entities		(21,683,333)		(1,897,936)		(18,309,877)		23,581,269		(18,309,877)
Effect of fair value of derivatives, net of deferred taxes		12,292		—		12,292		(12,292)		12,292
Items not to be reclassified to profit or loss in subsequent years:
Remeasurement of defined benefit plan, net of income tax effect		(7,075,606)		(8,439)		(7,046,089)		7,084,045		(7,046,089)
Equity investments at fair value		622,424		—		622,424		(622,424)		622,424

Total other comprehensive income items for the period	Ps.	(28,124,223)	Ps.	(1,906,375)	Ps.	(24,721,250)	Ps.	30,030,598	Ps.	(24,721,250)

Total comprehensive income for the period	Ps.	1,201,698	Ps.	(15,475,864)	Ps.	1,155,530	Ps.	20,552,719	Ps.	7,434,083

Comprehensive income for the period attributable to:
Equity holders of the parent	Ps.	1,201,698	Ps.	(15,475,864)	Ps.	(5,076,855)	Ps.	20,552,719	Ps.	1,201,698
Non-controlling interests		—		—		6,232,385		—		6,232,385

	Ps.	1,201,698	Ps.	(15,475,864)	Ps.	1,155,530	Ps.	20,552,719	Ps.	7,434,083

Condensed consolidating statements of comprehensive income

For the year ended December 31, 2018

	Parent		Wholly-owned Guarantor Subsidiary		Combined non-guarantor Subsidiaries		Eliminations		Consolidated Total
Total revenues	Ps.	170,887,145	Ps.	190,924,413	Ps.	890,427,121	Ps.	(214,030,998)	Ps.	1,038,207,681
Total cost and operating expenses		129,039,749		183,542,058		799,085,884		(213,017,181)		898,650,510

Operating income		41,847,396		7,382,355		91,341,237		(1,013,817)		139,557,171
Interest (expense) income, net		(24,831,538)		(11,033,069)		14,757,906		(18,563)		(21,125,264)
Foreign currency exchange (loss) gain, net		11,805,283		626,304		(19,693,543)		—		(7,261,956)
Other financing cost, net		(4,443,892)		—		(5,732,424)		—		(10,176,316)
Income tax		17,754,010		798,639		27,924,430		—		46,477,079
Equity interest in net income of associated companies		46,101,188		1,325,723		(2,497,059)		(44,929,585)		267

Net profit (loss) for year	Ps.	52,724,427	Ps.	(2,497,326)	Ps.	50,251,687	Ps.	(45,961,965)	Ps.	54,516,823

Distribution of the net profit (loss) to:
Equity owners of holding company		52,724,427		(2,497,326)		46,641,696		(44,302,600)		52,566,197
Non-controlling interest		—		—		3,609,991		(1,659,365)		1,950,626

Net profit (loss)	Ps.	52,724,427	Ps.	(2,497,326)	Ps.	50,251,687	Ps.	(45,961,965)	Ps.	54,516,823

Other comprehensive income items:
Net other comprehensive income (loss) to be reclassified to profit or loss in subsequent years:
Effect of translation of foreign entities		(61,223,458)		(724,521)		(64,314,032)		61,947,979		(64,314,032)
Items not to be reclassified to profit or loss in subsequent years:
Remeasurement of defined benefit plan, net of income tax effect		652,722		(1,603,145)		757,278		950,423		757,278
Equity investments at fair value		(3,765,688)		—		(3,765,688)		3,765,688		(3,765,688)

Total other comprehensive income items for the period	Ps.	(64,336,424)	Ps.	(2,327,666)	Ps.	(67,322,442)	Ps.	66,664,090	Ps.	(67,322,442)

Total comprehensive income for the period	Ps.	(11,611,997)	Ps.	(4,824,992)	Ps.	(17,070,755)	Ps.	20,702,125	Ps.	(12,805,619)

Comprehensive income for the period attributable to:
Equity holders of the parent	Ps.	(11,611,997)	Ps.	(4,824,992)	Ps.	(16,035,363)	Ps.	20,702,125	Ps.	(11,770,227)
Non-controlling interests		—		—		(1,035,392)		—		(1,035,392)

	Ps.	(11,611,997)	Ps.	(4,824,992)	Ps.	(17,070,755)	Ps.	20,702,125	Ps.	(12,805,619)

Condensed consolidating statements of cash flows

For the year ended December 31, 2016

	Parent		Wholly-owned Guarantor Subsidiary		Combined non-guarantor Subsidiaries		Eliminations		Consolidated Total
Operating activities:
Profit before taxes	Ps.	937,247	Ps.	(5,537,427)	Ps.	28,077,775	Ps.	—	Ps.	23,477,595
Non-cash items		(997,587)		19,800,396		209,821,118		—		228,623,927
Changes in working capital:		74,520,320		9,130,768		(93,359,195)		(6,595,361)		(16,303,468)

Net cash flows provided by operating activities	Ps.	74,459,980	Ps.	23,393,737	Ps.	144,539,698	Ps.	(6,595,361)	Ps.	235,798,054

Investing activities:
Purchase of property, plant and equipment		—		(7,860,232)		(130,846,925)		—		(138,707,157)
Acquisition of intangibles		—		(4,947,506)		(11,369,232)		—		(16,316,738)
Dividends received from associates		21,950		—		5,988,938		(270,796)		5,740,092
Proceeds from sale of plant, property and equipment		20,078		—		95,522		—		115,600
Acquisition of business, net of cash acquired		—		(2,796,254)		(1,823,813)		2,796,254		(1,823,813)
Partial sale of shares of associate company		756,444		—		2,796,254		(3,552,698)		—
Investment in associates companies		—		663,203		(666,690)		—		(3,487)

Net cash flows provided by (used in) investing activities	Ps.	798,472	Ps.	(14,940,789)	Ps.	(135,825,946)	Ps.	(1,027,240)	Ps.	(150,995,503)

Financing activities:
Bank loans, net		(39,598,698)		—		(21,792,115)		—		(61,390,813)
Acquisition of no controlling interest		—		—		(2,280,278)		—		(2,280,278)
Interest paid		(24,826,139)		(7,972,827)		(5,922,267)		6,595,361		(32,125,872)
Paid-In capital		—		—		(756,444)		756,444		—
Sale of shares of subsidiaries		—		—		6,323,336		—		6,323,336
Repurchase of shares and others		(7,092,385)		—		71,138		—		(7,021,247)
Payment of dividends		(13,437,168)		—		(643,585)		270,796		(13,809,957)
Derivative financial instruments		—		—		(351,213)		—		(351,213)

Net cash flows (used in) financing activities	Ps.	(84,954,390)	Ps.	(7,972,827)	Ps.	(25,351,428)	Ps.	7,622,601	Ps.	(110,656,044)

Net (decrease) increase in cash and cash equivalents		(9,695,938)		480,121		(16,637,676)		—		(25,853,493)
Adjustment to cash flow for exchange rate differences		—		—		3,911,844		—		3,911,844
Cash and cash equivalents at beginning of the period		13,803,584		1,468,036		29,888,412		—		45,160,032

Cash and cash equivalents at end of the period	Ps.	4,107,645	Ps.	1,948,159	Ps.	17,162,579	Ps.	—	Ps.	23,218,383

Condensed consolidating statements of cash flows

For the year ended December 31, 2017

	Parent		Wholly-owned Guarantor Subsidiary		Combined non-guarantor Subsidiaries		Eliminations		Consolidated Total
Operating activities:
Profit before taxes	Ps.	43,527,320	Ps.	(12,182,970)	Ps.	35,230,373	Ps.	(9,477,879)	Ps.	57,096,844
Non-cash items		(17,017,287)		30,000,109		171,062,158		11,635,563		195,680,543
Changes in working capital:		(18,973,478)		(9,486)		(66,062,629)		50,040,581		(35,005,012)

Net cash flows provided by operating activities	Ps.	7,536,555	Ps.	17,807,653	Ps.	140,229,902	Ps.	52,198,265	Ps.	217,772,375

Investing activities:
Purchase of property, plant and equipment		16,526		(5,571,410)		(113,630,253)		—		(119,185,137)
Acquisition of intangibles		—		(3,053,345)		(14,485,196)		—		(17,538,541)
Dividends received from associates		21,465,687		970,000		2,385,559		(22,435,687)		2,385,559
Proceeds from sale of plant, property and equipment		—		—		133,349		—		133,349
Acquisition of business, net of cash acquired		—		(3,381,505)		(3,497,288)		—		(6,878,793)
Investment in associates companies		—		1,925,898		—		(1,925,898)		—
Sale of associated company		—		—		340,040		—		340,040

Net cash flows provided by (used in) investing activities	Ps.	21,482,213	Ps.	(9,110,362)	Ps.	(128,753,789)	Ps.	(24,361,585)	Ps.	(140,743,523)

Financing activities:
Bank loans, net		13,548,138		—		16,382,838		(57,364,465)		(27,433,489)
Acquisition of no controlling interest		—		—		(11,930)		—		(11,930)
Interest paid		(24,009,216)		(7,092,098)		(7,187,225)		7,092,098		(31,196,441)
Repurchase of shares and others		(1,240,028)		—		6,657		—		(1,233,371)
Payment of dividends		(14,406,748)		—		(24,120,329)		22,435,687		(16,091,390)
Derivative financial instruments		—		—		(71,474)		—		(71,474)

Net cash flows used in financing activities	Ps.	(26,107,854)	Ps.	(7,092,098)	Ps.	(15,001,463)	Ps.	(27,836,680)	Ps.	(76,038,095)

Net (decrease) increase in cash and cash equivalents		2,910,914		1,605,193		(3,525,350)		—		990,757
Adjustment to cash flow for exchange rate differences		—		—		61,333		—		61,333
Cash and cash equivalents at beginning of the period		4,107,645		1,948,159		17,162,579		—		23,218,383

Cash and cash equivalents at end of the period	Ps.	7,018,559	Ps.	3,553,352	Ps.	13,698,562	Ps.	—	Ps.	24,270,473

Condensed consolidating statements of cash flows

For the year ended December 31, 2018

	Parent		Wholly-owned Guarantor Subsidiary		Combined non-guarantor Subsidiaries		Eliminations		Consolidated Total
Operating activities:
Profit before taxes	Ps.	70,478,437	Ps.	(1,698,687)	Ps.	78,176,117	Ps.	(45,961,965)	Ps.	100,993,902
Non-cash items		(23,099,316)		20,952,414		149,503,016		39,836,704		187,192,818
Changes in working capital:		(49,040,542)		(35,329,228)		(61,332,380)		105,845,958		(39,856,192)

Net cash flows provided by operating activities	Ps.	(1,661,421)	Ps.	(16,075,501)	Ps.	166,346,753	Ps.	99,720,697	Ps.	248,330,528

Investing activities:
Purchase of property, plant and equipment		(17,709)		(4,031,228)		(139,839,096)		—		(143,888,033)
Acquisition of intangibles		—		(2,993,373)		(4,940,274)		—		(7,933,647)
Dividends received from associates		24,314,803		—		2,622,237		(24,314,803)		2,622,237
Proceeds from sale of plant, property and equipment		—		—		178,532		—		178,532
Acquisition of business, net of cash acquired		—		—		(310,604)		—		(310,604)
Investment in associates companies		—		(5,092,881)		—		5,092,881		—
Sale of associated company		—		—		548,484		—		548,484

Net cash flows provided by (used in) investing activities	Ps.	24,297,094	Ps.	(12,117,482)	Ps.	(141,740,721)	Ps.	(19,221,922)	Ps.	(148,783,031)

Financing activities:
Bank loans, net		24,784,341		—		19,592,788		(78,428,052)		(34,050,923)
Acquisition of no controlling interest		—		—		(115,821)		—		(115,821)
Interest paid		(24,802,363)		26,385,526		(6,066,654)		(26,385,526)		(30,869,017)
Repurchase of shares and others		(514,007)		—		2,586		—		(511,421)
Payment of dividends		(20,787,102)		—		(25,897,494)		24,314,803		(22,369,793)
Redemption of hybrid bond		—		—		(13,440,120)		—		(13,440,120)

Net cash flows used in financing activities	Ps.	(21,319,131)	Ps.	26,385,526	Ps.	(25,924,715)	Ps.	(80,498,775)	Ps.	(101,357,095)

Net (decrease) increase in cash and cash equivalents		1,316,542		(1,807,457)		(1,318,683)		—		(1,809,598)
Adjustment to cash flow for exchange rate differences		—		—		(800,913)		—		(800,913)
Cash and cash equivalents at beginning of the period		7,018,559		3,553,352		13,698,562		—		24,270,473

Cash and cash equivalents at end of the period	Ps.	8,335,101	Ps.	1,745,895	Ps.	11,578,966	Ps.	—	Ps.	21,659,962